Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK	dei_EntityCentralIndexKey	0000909466
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A